Future minimum contractual revenue	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Future minimum contractual revenue

NOTE 17 – FUTURE MINIMUM CONTRACTUAL REVENUE

The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2021, is as follows:

Year	Amount
2022	$649,858
2023	427,190
2024	355,629
2025	293,848
2026	215,074
2027 and thereafter	404,381
Total	$2,345,980